MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Amortized cost	$ 77,976	$ 86,277
Gross unrealized gains	0	0
Gross unrealized losses	(4,806)	(8,211)
Fair value	73,170	78,066
Maturing within one year
MARKETABLE SECURITIES
Gross unrealized losses	0	(225)
Fair value	0	3,411
Maturing between one to five years
MARKETABLE SECURITIES
Gross unrealized losses	(4,806)	(7,986)
Fair value	73,170	74,655
Corporate bonds | Maturing within one year
MARKETABLE SECURITIES
Amortized cost	6,128	1,531
Gross unrealized gains	0	0
Gross unrealized losses	(163)	(32)
Fair value	5,965	1,499
Corporate bonds | Maturing between one to five years
MARKETABLE SECURITIES
Amortized cost	69,137	81,866
Gross unrealized gains	0	0
Gross unrealized losses	(4,476)	(7,897)
Fair value	64,661	73,969
Government bonds | Maturing within one year
MARKETABLE SECURITIES
Amortized cost	967
Gross unrealized gains	0
Gross unrealized losses	(10)
Fair value	957
Government bonds | Maturing between one to five years
MARKETABLE SECURITIES
Amortized cost	1,744	2,880
Gross unrealized gains	0	0
Gross unrealized losses	(157)	(282)
Fair value	$ 1,587	$ 2,598